Possible Impact of Amendments , New Standards and Interpretations Issued but Not Yet Effective for the Annual Accounting Period Ended December 31, 2017 - Additional Information (Detail) - Retained earnings [member]
¥ in Millions
Jan. 01, 2018 CNY (¥)
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect adjustment of changes recognized in beginning of retained earnings	¥ 3,500
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cumulative effect adjustment of changes recognized in beginning of retained earnings	¥ 4,000